Loans Receivable (Details Narrative) (10-K) - USD ($)		3 Months Ended	12 Months Ended
	Aug. 30, 2019	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Loans receivable		$ 128,587	$ 137,389	$ 112,911
Net of reserves for uncollectible loans		$ 55,000	$ 55,000	$ 55,000
Maximum [Member]
Debt instrument interest rate		12.00%	12.00%
Debt instrument, term		10 years	10 years
Minimum [Member]
Debt instrument interest rate		2.00%	2.00%
Former Franchisee [Member]
Loans receivable	$ 60,186	$ 128,587	$ 137,389
Debt instrument, payment terms	The loan is payable in 120 monthly payments consisting of principal and interest of 12%, with the payments commencing as of December 1, 2019.
Debt instrument interest rate	12.00%
Maturity date	Dec. 01, 2019
Net of reserves for uncollectible loans		$ 55,000	$ 55,000